Related Party Transactions - Non-interest Bearing Advances - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Advances to affiliates	$ 2,433	$ 9,739
Advances from affiliates	$ 11,474	$ 15,492